EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of Earning Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Earnings per share [abstract]
Net profit for the year attributable to TORM plc shareholders (USDm)	$ 338.3	$ 58.6	$ 460.7	$ 120.9	$ 285.3
Weighted average number of shares (in shares)	102.2	98.1	101.9	98.0	98.4
Weighted average number of treasury shares (in shares)	0.0	(0.3)	0.0	(0.4)	(0.2)
Weighted average number of shares outstanding (in shares)	102.2	97.8	101.9	97.6	98.2
Dilutive effect of outstanding share options (in shares)	2.0	3.0	2.0	3.0	1.9
Weighted average number of shares outstanding including dilutive effect of share options (in shares)	104.2	100.8	103.9	100.6	100.1
Basic earnings per share (in USD per share)	$ 3.31	$ 0.60	$ 4.52	$ 1.24	$ 2.91
Diluted earnings per share (in USD per share)	$ 3.25	$ 0.58	$ 4.43	$ 1.20	$ 2.85